Cover	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	MGM Resorts International
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10362
Entity Tax Identification Number	88-0215232
Entity Address, Address Line One	3600 Las Vegas Boulevard South
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	702
Local Phone Number	693-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	MGM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000789570
Amendment Flag	false